UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    December 05, 2012

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Anadarko Petroleum       Common    032511107       4517        64600   X                         64600
Apache Corp              Common    037411105      27469       317676   X                        317676
Approach Resources Inc   Common    03834A103      28012       930000   X                        930000
Cabot Oil & Gas          Common    127097103      30256       673858   X                        673858
Cameron International C  Common    13342B105      19018       339188   X                        339188
Canadian Natural Resour  Common    136385101      17345       563340   X                        563340
CenterPoint Energy Inc   Common    15189T107      16665       782376   X                        782376
Chevron Corp             Common    166764100      21655       185781   X                        185781
Cimarex Energy           Common    171798101       3308        56500   X                         56500
Devon Energy Corp        Common    25179M103      28050       463637   X                        463637
EOG Resources            Common    26875P101      28326       252799   X                        252799
Endeavour International  Common    29259G200       4202       434544   X                        434544
Energen Corp             Common    29265N108      13679       261000   X                        261000
Ensco Plc Ads            Common    G3157S106      14309       262263   X                        262263
Exxon Mobil Corp         Common    30231G102      23981       262236   X                        262236
Forum Energy Technologi  Common    34984V100      12488       513493   X                        513493
Global Geophysical Svcs  Common    37946S107       1798       326229   X                        326229
Halliburton Co           Common    406216101      14241       422696   X                        422696
Hess Corporation         Common    42809H107      21237       395329   X                        395329
Kinder Morgan Inc Com    Common    49456B101      23914       673242   X                        673242
MDU Res Group Inc Com    Common    552690109      15391       698300   X                        698300
Magnum Hunter Res        Common    55973B102       4296       967579   X                        967579
Marathon Oil Corp        Common    565849106      21196       716800   X                        716800
Nabors Industries Ltd    Common    G6359F103       9425       671800   X                        671800
National Fuel Gas Co     Common    636180101      26288       486450   X                        486450
National-Oilwell Varco,  Common    637071101      25063       312857   X                        312857
Newfield Exploration Co  Common    651290108      19616       626300   X                        626300
Noble Energy Inc         Common    655044105      34727       374579   X                        374579
Occidental Petroleum Co  Common    674599105      22985       267085   X                        267085
Petroleo Brasileiro Sa   Common    71654V101      13787       624692   X                        624692
Pioneer Natural Resourc  Common    723787107      29853       285944   X                        285944
Plains Exploration & Pr  Common    726505100      22125       590466   X                        590466
QEP Res Inc              Common    74733V100      33510      1058447   X                       1058447
Quicksilver Res Inc      Common    74837R104       5150      1259286   X                       1259286
Range Resouces Corp      Common    75281A109       5289        75700   X                         75700
Rowan Companies Inc      Common    G7665A101      15359       454800   X                        454800
Royal Dutch Shell Plc C  Common    780259206       8611       124056   X                        124056
Schlumberger LTD         Common    806857108      17185       237595   X                        237595
Southwestern Energy Co   Common    845467109       5450       156700   X                        156700
Superior Energy Service  Common    868157108       9772       476200   X                        476200
Talisman Energy, Inc     Common    87425E103      21080      1582590   X                       1582590
Williams Companies       Common    969457100      32684       934635   X                        934635

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   42

Form 13F Information Table Value Total:  753,311